Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,177	$ 2,221	$ 2,188
Account services	2,003	2,177	2,244
Cards	1,975	1,956	1,994
Credit facilities	1,618	1,723	1,718
Broking income	1,057	1,210	1,191
Unit trusts	1,035	1,038	1,010
Underwriting	829	723	829
Remittances	747	778	759
Global custody	717	736	692
Imports/exports	662	709	736
Insurance agency commission	377	404	410
Other	2,242	2,369	2,082
Fee income	15,439	16,044	15,853
Less: fee expense	(3,416)	(3,424)	(3,042)
Net fee income	12,023	12,620	$ 12,811
Retail Banking and Wealth Management
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	1,295	1,383
Account services	890	991
Cards	1,602	1,575
Credit facilities	75	71
Broking income	366	494
Unit trusts	921	937
Underwriting	0	1
Remittances	73	96
Global custody	90	100
Imports/exports	0	3
Insurance agency commission	324	354
Other	1,097	1,110
Fee income	6,733	7,115
Less: fee expense	(1,861)	(1,917)
Net fee income	4,872	5,198
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	120	134
Account services	654	748
Cards	358	370
Credit facilities	785	824
Broking income	40	44
Unit trusts	22	25
Underwriting	6	10
Remittances	362	357
Global custody	18	18
Imports/exports	497	532
Insurance agency commission	20	23
Other	891	858
Fee income	3,773	3,943
Less: fee expense	(370)	(388)
Net fee income	3,403	3,555
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	460	421
Account services	365	332
Cards	15	16
Credit facilities	743	813
Broking income	532	533
Unit trusts	2	3
Underwriting	821	708
Remittances	311	320
Global custody	564	584
Imports/exports	164	176
Insurance agency commission	1	1
Other	2,362	2,362
Fee income	6,340	6,269
Less: fee expense	(3,287)	(3,040)
Net fee income	3,053	3,229
Global Private Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	302	284
Account services	101	106
Cards	0	0
Credit facilities	15	16
Broking income	119	139
Unit trusts	90	73
Underwriting	3	4
Remittances	4	5
Global custody	45	35
Imports/exports	1	2
Insurance agency commission	32	27
Other	193	186
Fee income	905	877
Less: fee expense	(134)	(135)
Net fee income	771	742
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	0	(1)
Account services	(7)	0
Cards	0	(5)
Credit facilities	0	(1)
Broking income	0	0
Unit trusts	0	0
Underwriting	(1)	0
Remittances	(3)	0
Global custody	0	(1)
Imports/exports	0	(4)
Insurance agency commission	0	(1)
Other	(2,301)	(2,147)
Fee income	(2,312)	(2,160)
Less: fee expense	2,236	2,056
Net fee income	$ (76)	$ (104)